Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net income for the year	$ 36,755	$ 19,986	$ 948
Actuarial gains (losses) on post-employment defined benefit plans
Recognized in equity	(1,583)	5,169	2,415
Deferred income tax	212	(1,340)	(127)
Actuarial gains (losses) on defined benefit pension plans, net	(1,371)	3,829	2,288
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity			(2)
Deferred income tax			1
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income, net			(1)
Share of other comprehensive income in equity-accounted investments			46
Items that may be reclassified subsequently to the statement of income:
Recognized in equity	5,223	(3,949)	(21,460)
Reclassified to the statement of income	4,871	4,585	4,720
Deferred income tax	(3,432)	(215)	5,690
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net	6,662	421	(11,050)
Translation adjustments (*)
Recognized in equity	975	(1,314)	(5,211)
Reclassified to the statement of income		41
Translation adjustments	975	(1,273)	(5,211)
Share of other comprehensive income (loss) in equity-accounted investments
Recognized in equity	219	22	(378)
Reclassified to the statement of income			43
Share of other comprehensive income in equity-accounted investments	219	22	(335)
Other comprehensive income (loss)	6,485	2,999	(14,263)
Total comprehensive income (loss)	43,240	22,985	(13,315)
Comprehensive income (loss) attributable to shareholders of Petrobras	43,084	22,961	(13,126)
Comprehensive income (loss) attributable to non-controlling interests	$ 156	$ 24	$ (189)